Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Segments of Operations [Abstract]
Segment Reporting Information, by Segment

	2011	2010	2009
Assets
Property and casualty insurance (a)	$11,740	$11,466	$11,711
Annuity and supplemental insurance	20,389	17,696	15,387
Other	3,709	3,079	344

Total assets	$35,838	$32,241	$27,442

Revenues
Property and casualty insurance:
Premiums earned:
Specialty
Property and transportation	$1,412	$1,167	$909
Specialty casualty	872	873	917
Specialty financial	408	446	517
Other	67	64	69

Total premiums earned	2,759	2,550	2,412
Investment income	296	341	414
Realized gains (losses)	97	88	123
Other income	65	64	106

Total property and casualty insurance	3,217	3,043	3,055
Annuity and supplemental insurance:
Investment income	944	856	784
Life, accident and health premiums	430	451	444
Realized gains (losses)	(23)	—	(86)
Other income	104	110	114

Total annuity and supplemental insurance	1,455	1,417	1,256
Other	78	37	9

Total revenues	$4,750	$4,497	$4,320

Operating Earnings Before Income Taxes
Property and casualty insurance:
Underwriting:
Specialty
Property and transportation	$113	$141	$237
Specialty casualty	35	45	64
Specialty financial	65	123	148
Other	18	8	(9)
Other lines (b)	(51)	(11)	(7)

Total underwriting	180	306	433
Investment and other income, net	263	299	338
Realized gains (losses)	97	88	123

Total property and casualty insurance	540	693	894
Annuity and supplemental insurance:
Operations	222	197	152
Realized gains (losses)	(23)	—	(86)

Total annuity and supplemental insurance	199	197	66
Other (c)	(181)	(196)	(142)

Total operating earnings before income taxes	$558	$694	$818

(a)	Not allocable to sub-segments.
(b)	Includes a second quarter 2011 special charge of $50 million to increase asbestos and environmental reserves.
(c)	Includes holding company expenses, a second quarter 2011 special charge of $9 million to increase asbestos and environmental reserves and $24 million and $64 million in losses of managed investment entities attributable to noncontrolling interests for the years ended December 31, 2011 and 2010, respectively.